Digital assets	12 Months Ended
Dec. 31, 2024
Digital Assets
Digital assets

3. Digital assets

	2024		2023		2022
BTC	Number	Value	Number	Value	Number	Value
Stock of bitcoins at the beginning of the year	16.41	693,389	5.29	87,747	-	-
Mined during the year	100.55	6,570,519	43.93	1,681,533	5.29	164,428
Exchanged for USD	(97.59)	(6,360,675)	(23.23)	(889,084)
Exchanged for USDT	(16.79)	(1,180,595)	(9.59)	(226,256)
Change in fair value of Bitcoin		523,498		39,448		(76,681)
Stock of bitcoins at the end of the year	2.58	246,136	16.41	693,389	5.29	87,747

USDC
Balance brought forward:		320,458		7,000,000		-
Proceeds from issue of new preferred shares						5,000,000
Proceeds from issue of new ordinary shares				3,109		33,200,000
Exchange for USD		(45,168)		889,084		-
Exchange for USDT		(5,437)				-
Procurement of equipment and expenses		(269,853)		(7,571,735)		(31,200,000)

Balance carried forward		-		320,458		7,000,000

USDT:
Balance brought forward:		180,310		-		-
Proceeds from exchange of USD and USDC		421,254		-
Proceeds from exchange of bitcoins		1,180,595		226,256
Procurement of equipment and expenses		(1,770,542)		(127,546)
Proceeds from Sale of used equipment				81,600
Balance carried forward		11,617		180,310		-

Total per Note 3 to Balance Sheet		257,753		1,194,157		7,087,747